Cover	Dec. 29, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2021
Entity File Number	1-12386
Entity Registrant Name	LXP INDUSTRIAL TRUST
Entity Central Index Key	0000910108
Entity Tax Identification Number	13-3717318
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Penn Plaza, Suite 4015
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119-4015
City Area Code	(212)
Local Phone Number	692-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	LEXINGTON REALTY TRUST
Shares Of Beneficial Interest Par Value Per Share Classified As Common Stock [Member]
Title of 12(b) Security	Shares of beneficial interest, par value $0.0001 per share, classified as Common Stock
Trading Symbol	LXP
Security Exchange Name	NYSE
Sec Series C Cumulative Convertible Preferred Stock Par Value Per Share [Member]
Title of 12(b) Security	6.50% Series C Cumulative Convertible Preferred Stock, par value $0.0001 per share
Trading Symbol	LXPPRC
Security Exchange Name	NYSE